Average Annual Total Returns{- Fidelity Freedom Blend 2015 Fund} - 03.31 Fidelity Freedom Blend Funds - Premier Combo PRO-05 - Fidelity Freedom Blend 2015 Fund	Fidelity Freedom Blend 2015 Fund- Class K6 Return Before Taxes Past 1 year	Fidelity Freedom Blend 2015 Fund- Class K6 Return Before Taxes Since Inception		Fidelity Freedom Blend 2015 Fund- Class K6 After Taxes on Distributions Past 1 year	Fidelity Freedom Blend 2015 Fund- Class K6 After Taxes on Distributions Since Inception		Fidelity Freedom Blend 2015 Fund- Class K6 After Taxes on Distributions and Sales Past 1 year	Fidelity Freedom Blend 2015 Fund- Class K6 After Taxes on Distributions and Sales Since Inception		LB001 Past 1 year	LB001 Since Inception		F0550 Past 1 year	F0550 Since Inception
Total	7.03%	8.71%	[1]	4.88%	7.16%	[1]	4.89%	6.34%	[1]	(1.54%)	4.61%	[1]	7.04%	8.53%	[1]

[1]	(a)From August 31, 2018